Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 155,166	$ 180,552
Accounts receivable, net of allowance of $4,692 and $6,299, respectively	101,771	109,384
Net investment in finance leases, net of allowance of $199 and $0, respectively	59,485	40,940
Container leaseback financing receivable, net of allowance of $105 and $0, respectively	22,412	20,547
Trading containers	14,290	11,330
Containers held for sale	32,457	41,884
Prepaid expenses and other current assets	11,646	14,816
Due from affiliates, net	2,098	1,880
Total current assets	399,325	421,333
Restricted cash	78,712	97,353
Containers, net of accumulated depreciation of $1,566,794 and $1,443,167, respectively	4,102,791	4,156,151
Net investment in finance leases, net of allowance of $1,137 and $0, respectively	555,427	254,363
Container leaseback financing receivable, net of allowance of $367 and $0, respectively	256,994	251,111
Fixed assets, net of accumulated depreciation of $12,695 and $12,266, respectively	834	1,128
Intangible assets, net of accumulated amortization of $47,125 and $45,359, respectively	3,525	5,291
Derivative instruments		135
Deferred taxes	1,388	1,388
Other assets	14,355	14,364
Total assets	5,413,351	5,202,617
Current liabilities:
Accounts payable and accrued expenses	27,717	23,404
Container contracts payable	325,897	9,394
Other liabilities	2,248	2,636
Due to container investors, net	18,501	21,978
Debt, net of unamortized costs of $6,542 and $8,120, respectively	240,144	242,433
Total current liabilities	614,507	299,845
Debt, net of unamortized costs of $22,430 and $21,446, respectively	3,481,145	3,555,296
Derivative instruments	34,512	13,778
Income tax payable	10,035	9,909
Deferred taxes	7,335	7,789
Other liabilities	17,083	30,355
Total liabilities	4,164,617	3,916,972
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,413,983 shares issued and 50,947,887 shares outstanding at 2020; 58,326,555 shares issued and 56,817,918 shares outstanding at 2019	584	583
Treasury shares, at cost, 7,466,096 and 1,508,637 shares, respectively	(74,525)	(17,746)
Additional paid-in capital	414,036	410,595
Accumulated other comprehensive loss	(11,828)	(511)
Retained earnings	894,135	866,458
Total Textainer Group Holdings Limited shareholders’ equity	1,222,402	1,259,379
Noncontrolling interest	26,332	26,266
Total equity	1,248,734	1,285,645
Total liabilities and equity	$ 5,413,351	$ 5,202,617